LEASES	6 Months Ended
Jun. 30, 2026
Lease liabilities [abstract]
LEASES	LEASES

Description	June 30, 2026 (Unaudited)	December 31, 2025

Leases	11,531,853	12,532,206
Leases – Notes	—	178,857

	11,531,853	12,711,063

Current	2,591,184	3,353,501
Non-current	8,940,669	9,357,562
Leases

Description	Average remaining term	Weighted average rate p.a.	December 31, 2025	Additions	Modifications	Payments	Interest incurred	Write-offs	Foreign currency exchange	June 30, 2026 (Unaudited)

Lease without purchase option:
Aircraft, engines and simulators	8.1	17.3%	11,604,971	972,291	(36,479)	(1,426,315)	843,986	(365,553)	(672,849)	10,920,052
Others	5.2	16.3%	219,673	30,951	756	(56,208)	19,517	(3,519)	(21,275)	189,895
Lease with purchase option:
Aircraft, engines and simulators	6.8	12.0%	707,562	134,638	(137,978)	(49,586)	23,310	(218,923)	(37,117)	421,906

Total			12,532,206	1,137,880	(173,701)	(1,532,109)	886,813	(587,995)	(731,241)	11,531,853

Current			3,353,501							2,591,184
Non-current			9,178,705							8,940,669
19.2Leases – Notes

Description	Average remaining term	Weighted average rate p.a.	December 31, 2025	Interest incurred	Write-offs	Foreign currency exchange	June 30, 2026 (Unaudited)

Financing with lessors – Notes	—	—	178,857	3,694	(172,742)	(9,809)	—

Total			178,857	3,694	(172,742)	(9,809)	—

Current			—				—
Non-current			178,857				—
Lease amortization schedule

Description	June 30, 2026 (Unaudited)	December 31, 2025

2026	1,408,009	3,601,304
2027	2,739,214	2,971,572
2028	2,657,379	2,767,084
2029	2,499,896	2,562,476
After 2029	11,049,926	10,781,388

Minimum lease payments	20,354,424	22,683,824

Financial charges	(8,822,571)	(10,151,618)

Present value of minimum lease payments	11,531,853	12,532,206

Current	2,591,184	3,353,501
Non-current	8,940,669	9,178,705

19.4Schedule of amortization of leases – Notes

Description	June 30, 2026 (Unaudited)	December 31, 2025

2026	—	—
2027	—	—
2028	—	—
2029	—	—
After 2029	—	498,718

Minimum lease payments	—	498,718

Financial charges	—	(319,861)

Present value of minimum lease payments	—	178,857

Current	—	—
Non-current	—	178,857